STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (653,461)	$ (818,541)	$ (322,067)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	20,695	11,898	434
Liability for minimum royalties	50,000	35,000	0
Changes in fair value of warrants liability	(117,577)	(35,188)	0
Stock-based compensation	210,180	219,239	0
Financing expenses of long-term loans & other Shekel denominated balances	7,962	(8,201)	(73,322)
Decrease (increase) in other current assets	6,143	37,374	(1,616)
Increase (decrease) in accounts payables	14,491	(7,995)	6,965
Decrease (increase) in other current liabilities	(7,822)	(48,240)	72,058
Net cash used in operating activities	(469,389)	(614,654)	(317,548)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(34,971)	(117,788)	(2,021)
Net cash used in investing activities	(34,971)	(117,788)	(2,021)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds allocated to ordinary shares, net	566,569	659,485	273,840
Proceeds allocated to warrants	244,446	168,035	0
Proceeds from exercise of stock options	273	0	0
Proceeds on receipts on account of ordinary shares	0	0	57,356
Repayments of shareholders loans	(23,529)	0	0
Proceeds from shareholders loans	0	0	30,432
Net cash provided by financing activities	787,759	827,520	361,628
INCREASE IN CASH AND CASH EQUIVALENTS	283,399	95,078	42,059
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	155,678	60,600	18,541
CASH AND CASH EQUIVALENTS AT END OF YEAR	439,077	155,678	60,600
Cash paid during the year for:
Interest	$ 0	$ 0	$ 0